Annual Operating Expenses - FidelityManagedRetirementFunds-AIComboPRO - FidelityManagedRetirementFunds-AIComboPRO - Fidelity Managed Retirement 2010 Fund	Sep. 29, 2023
Fidelity Advisor Managed Retirement 2010 Fund - Class A
Operating Expenses:
Management fee	0.45%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.70%
Fidelity Advisor Managed Retirement 2010 Fund - Class I
Operating Expenses:
Management fee	0.45%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%

[1]	AAdjusted to reflect current fees.